FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 589,886	$ 592,253	$ 500,025	$ 971,152
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	501,352	524,426
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	4,306	2,357
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	3,685	3,327
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 23,191	$ 10,401